BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2021
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

35.   BUSINESS COMBINATIONS

Pursuant to the resolution passed at the Directors' meeting on October 28, 2020, the Company entered into an Agreement with Sinopec Assets Management Corporation ("SAMC") in relation to the formation of Sinopec Baling Petrochemical CO.Ltd（"BalingPetrochemical"). According to the Agreement, the Company and SAMC subscribed capital contribution with the business of Baling area respectively and some cash. After the capital injection, the Company remained to hold 55% of Baling Petrochemical's voting rights and was still able to control Baling Petrochemical.

As Sinopec Group Company controls both the Company and SAMC, the transaction described above between Sinopec and SAMC has been accounted as business combination under common control. Accordingly, the assets and liabilities of which SAMC subscribed have been accounted for at historical cost, and the consolidated financial statements of the Group prior to these acquisitions have been restated to include the results of operation and the assets and liabilities of Baling Branch of SAMC on a combined basis.

Baling Petrochemical is mainly engaged in the production and sales of petrochemicals, chemical fibers, fertilizers, fine chemical products and other chemical products.

35.   BUSINESS COMBINATIONS (Continued)

The financial condition as at December 31, 2019 and the results of operation for the year ended December 31, 2019 previously reported by the Group have been restated, as set out below:

	The Group, as	Baling Branch	Elimination and	The Group,
	previously reported	of SAMC	Adjustment	as restated
	RMB million	RMB million	RMB million	RMB million

Summarized consolidated income statement for the year ended December 31, 2019：
Revenue	2,966,193	16,906	(23,300)	2,959,799
Net income attributable to owners of the Company	57,465	50	(22)	57,493
Net income attributable to non-controlling interests	14,568	—	22	14,590
Basic earnings per share (RMB)	0.48	0.0004	—	0.48
Diluted earnings per share (RMB)	0.48	0.0004	—	0.48

Summarized consolidated statement of financial position as at December 31, 2019：
Current assets	455,856	2,097	(643)	447,310
Total assets	1,755,071	5,858	(643)	1,760,286
Current liabilities	576,374	4,247	(643)	579,978
Total liabilities	879,236	4,389	(643)	882,982
Total equity attributable to owners of the Company	738,150	1,448	(652)	738,946
Non-controlling interests	137,685	21	652	138,358

Summarized consolidated statement of cash flows for the year ended December 31, 2019：
Net cash generated from operating activities	153,420	199	—	153,619
Net cash used in investing activities	(120,463)	(588)	—	(121,051)
Net cash used in from financing activities	(84,713)	509	—	(84,204)
Net increase in cash and cash equivalents	(51,756)	120	—	(51,636)

Pursuant to resolution passed at the Director’s meeting on 26 March 2021, the Company entered into agreements with Sinopec Assets Management Corporation (“SAMC”) and Beijing Orient Petrochemical Industry Co., Ltd. (“BJOPI”), and its subsidiary, Sinopec Beihai Refining and Chemical Limited Liability Company entered into an agreement with Beihai Petrochemical Limited Liability Company of Sinopec Group (“BHP”). According to the relevant agreements, the Company proposed to acquire non equity assets such as the polypropylene devices and utility business assets of Cangzhou Branch held by SAMC, organic plant business held by BJOPI, and the pier operation platform held by BHP.

Pursuant to the resolution passed at the Directors’ meeting on 29 November 2021, the Company entered into agreements with SAMC, and Sinopec Beijing Yanshan Petrochemical Co., Ltd. (“SBJYSP”), and its subsidiary, Sinopec Yizheng Chemical Fibre Company Limited entered into an agreement with SAMC. According to the relevant agreements, the Group proposed to acquire non equity assets such as thermal power, water and other business, PBT resin and other business of Yizheng Branch held by SAMC, and thermal power and other businesses held by SBJYSP.

The consideration of the transaction amount to RMB 6,124.

As the Company, SAMC, BJOPI, BHP and SBJYSP are all under the control of Sinopec Group Company, the transaction described above has been accounted as business combination under common control. Accordingly, the equity and assets acquired from Sinopec Group Company have been accounted for at historical cost, and the consolidated financial statements of the Group prior to these acquisitions have been restated to include the results of operation and the assets and liabilities of Sinopec Group Company on a combined basis.

The transactions under the after-mentioned agreements will further improve the integrated operation level of the Group, optimize the allocation of resources, reduce connected transactions on the whole, so as to enhance the comprehensive competitiveness of the Group in its business locations.

35.   BUSINESS COMBINATION (Continued)

The financial condition as at December 31,2020 and the results of operation for the years ended December 31, 2019 and 2020 previously reported by the Group have been restated, as set out below:

	The Group, as	Acquired assets and	Elimination and	The Group,
	previously reported	liabilities of Sinopec Group Company	Adjustment	as restated
	RMB million	RMB million	RMB million	RMB million

Summarized consolidated income statement for the year ended December 31, 2019：
Revenue	2,959,799	12,918	(14,849)	2,957,868
Net income attributable to owners of the Company	57,493	24	—	57,517
Net income attributable to non-controlling interests	14,590	—	—	14,590
Basic earnings per share (RMB)	0.4749	0.0002	—	0.4751
Diluted earnings per share (RMB)	0.4749	0.0002	—	0.4751

Summarized consolidated statement of cash flows for the year ended December 31, 2019：
Net cash generated from operating activities	153,619	761	—	154,380
Net cash used in investing activities	(121,051)	(263)	—	(121,314)
Net cash used in from financing activities	(84,204)	(498)	—	(84,702)
Net increase in cash and cash equivalents	(51,636)	—	—	(51,636)

	The Group, as	Acquired assets and	Elimination and	The Group,
	previously reported	liabilities of Sinopec Group Company	Adjustment	as restated
	RMB million	RMB million	RMB million	RMB million

Summarized consolidated income statement for the year ended December 31, 2020:
Revenue	2,105,984	12,233	(13,493)	2,104,724
Net income attributable to owners of the Company	33,096	347	—	33,443
Net income attributable to non-controlling interests	8,828	—	—	8,828
Basic earnings per share (RMB)	0.273	0.003	—	0.276
Diluted earnings per share (RMB)	0.273	0.003	—	0.276

Summarized consolidated statement of financial position as at December 31, 2020:
Current assets	455,395	480	(215)	455,660
Total assets	1,733,805	5,875	(784)	1,738,896
Current liabilities	522,190	1,020	(215)	522,995
Total liabilities	850,947	1,031	(784)	851,194
Total equity attributable to owners of the Company	741,494	4,831	—	746,325
Non-controlling interests	141,364	13	—	141,377

Summarized consolidated statement of cash flows for the year ended December 31, 2020:
Net cash generated from operating activities	167,518	1,002	—	168,520
Net cash used in investing activities	(102,203)	(447)	—	(102,650)
Net cash used in from financing activities	(36,955)	(555)	—	(37,510)
Net increase in cash and cash equivalents	28,360	—	—	28,360